Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025
Assets:
Derivative assets	[1]	¥ 25,006,000		¥ 19,678,000
Netting	[2]	(22,113,000)		(17,711,000)
Collateralized agreements		17,549,895		18,663,585
Other assets		1,598,457		1,124,473
Liabilities:
Trading liabilities		436
Derivative liabilities	[1],[3]	24,150,000		19,342,000
Netting	[2],[3]	(21,731,000)		(17,361,000)
Short-term borrowings		915,584		630,604
Collateralized financing		18,066,278		18,645,860
Long-term borrowings		8,487,521		6,915,178
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[4]	23,345,000		20,483,000
Derivative assets	[5]	2,893,000		1,967,000
Netting	[5]	(22,113,000)		(17,711,000)
Subtotal, Assets		26,238,000		22,450,000
Loans and receivables	[6]	2,834,000		2,243,000
Collateralized agreements	[7]	471,000		359,000
Total Assets		31,244,000	[8],[9]	26,282,000
Liabilities:
Trading liabilities		10,496,000		9,397,000
Derivative liabilities		2,420,000		1,982,000	[5]
Netting		(21,731,000)		(17,361,000)	[5]
Subtotal, Liabilities		12,916,000		11,379,000
Short-term borrowings	[10]	916,000		631,000
Payables and deposits	[11],[12]	315,000		325,000
Collateralized financing	[7]	694,000		704,000
Long-term borrowings	[10],[13],[14]	8,487,000		6,915,000
Other liabilities	[15]	606,000		462,000
Total Liabilities		23,934,000		20,416,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[8]	5,582,000		4,489,000	[9]
Liabilities:
Trading liabilities		3,472,000		2,776,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[4],[16]	148,000		105,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	3,983,000		2,674,000
Liabilities:
Trading liabilities		2,719,000		2,569,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	142,000		222,000
Liabilities:
Trading liabilities		2,000		2,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	7,144,000		6,754,000
Liabilities:
Trading liabilities		3,949,000		3,582,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[4]	2,132,000		1,943,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		220,000		217,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]	9,000		12,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]	3,182,000		3,383,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[4]	3,021,000		3,204,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[4]	161,000		179,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	527,000		344,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[4],[17]	59,000		77,000
Liabilities:
Trading liabilities	[17]	1
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[4]	437,000		480,000
Liabilities:
Trading liabilities		133,000		251,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	3,053,000		2,572,000
Liabilities:
Derivative liabilities		3,571,000		3,069,000	[5]
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	15,806,000		12,428,000
Liabilities:
Derivative liabilities		14,635,000		11,648,000	[5]
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	394,000		304,000
Liabilities:
Derivative liabilities		559,000		382,000	[5]
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	5,744,000		4,363,000
Liabilities:
Derivative liabilities		5,349,000		4,194,000	[5]
Recurring [Member] | Other contracts [Member]
Assets:
Derivative assets	[5]	9,000		11,000
Liabilities:
Derivative liabilities		37,000		50,000	[5]
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[4],[18]	761,000		485,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[8],[9]	940,000		745,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Derivative assets	[5],[19]	(22,113,000)		(17,711,000)
Netting	[5],[19]	(22,113,000)		(17,711,000)
Subtotal, Assets	[19]	(22,113,000)		(17,711,000)
Loans and receivables	[6],[19]
Collateralized agreements	[7],[19]
Total Assets	[19]	(22,113,000)	[8],[9]	(17,711,000)
Liabilities:
Trading liabilities	[19]
Derivative liabilities	[19]	(21,731,000)		(17,361,000)	[5]
Netting	[19]	(21,731,000)		(17,361,000)	[5]
Subtotal, Liabilities	[19]	(21,731,000)		(17,361,000)
Short-term borrowings	[10],[19]
Payables and deposits	[11],[12],[19]
Collateralized financing	[7],[19]
Long-term borrowings	[10],[13],[14],[19]
Other liabilities	[15],[19]
Total Liabilities	[19]	(21,731,000)		(17,361,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[8],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[4],[16],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[4],[17],[19]
Liabilities:
Trading liabilities	[17],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[4],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5],[19]
Liabilities:
Derivative liabilities	[19]				[5]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5],[19]
Liabilities:
Derivative liabilities	[19]				[5]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5],[19]
Liabilities:
Derivative liabilities	[19]				[5]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5],[19]
Liabilities:
Derivative liabilities	[19]				[5]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other contracts [Member]
Assets:
Derivative assets	[5],[19]
Liabilities:
Derivative liabilities	[19]				[5]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[4],[18],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[8],[9],[19]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[4]	12,938,000		10,353,000
Derivative assets	[5]	1,000		40,000
Netting	[5]
Subtotal, Assets		12,939,000		10,393,000
Loans and receivables	[6]	6,000
Collateralized agreements	[7]
Total Assets		13,660,000	[8],[9]	10,720,000
Liabilities:
Trading liabilities		8,971,000		8,403,000
Derivative liabilities		29,000		38,000
Netting
Subtotal, Liabilities		9,000,000		8,441,000
Short-term borrowings	[10]
Payables and deposits	[11],[12]
Collateralized financing	[7]
Long-term borrowings	[10],[13],[14]	11,000		10,000
Other liabilities	[15]	255,000		132,000
Total Liabilities		9,266,000		8,583,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[8]	3,992,000		2,807,000
Liabilities:
Trading liabilities		3,438,000		2,757,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[4],[16]			0
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	3,983,000		2,674,000
Liabilities:
Trading liabilities		2,719,000		2,569,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	4,591,000		4,402,000
Liabilities:
Trading liabilities		2,694,000		2,828,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[4],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[4]	372,000		470,000
Liabilities:
Trading liabilities		120,000		249,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	0		14,000
Liabilities:
Derivative liabilities		0		5,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	1,000		22,000
Liabilities:
Derivative liabilities		24,000		31,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	0		1,000
Liabilities:
Derivative liabilities		3,000		1,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	0		0
Liabilities:
Derivative liabilities
Recurring [Member] | Level 1 [Member] | Other contracts [Member]
Assets:
Derivative assets	[5]	0		3,000
Liabilities:
Derivative liabilities		2,000		1,000
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[4],[18]	347,000		116,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[8],[9]	368,000		211,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[4]	10,004,000		9,509,000
Derivative assets	[5]	24,710,000		19,422,000
Netting	[5]
Subtotal, Assets		34,714,000		28,931,000
Loans and receivables	[6]	2,244,000		1,795,000
Collateralized agreements	[7]	455,000		344,000
Total Assets		38,043,000	[8],[9]	31,681,000
Liabilities:
Trading liabilities		1,524,000		993,000
Derivative liabilities		23,758,000		19,043,000
Netting
Subtotal, Liabilities		25,282,000		20,036,000
Short-term borrowings	[10]	873,000		595,000
Payables and deposits	[11],[12]	303,000		311,000
Collateralized financing	[7]	694,000		704,000
Long-term borrowings	[10],[13],[14]	8,024,000		6,428,000
Other liabilities	[15]	284,000		265,000
Total Liabilities		35,460,000		28,339,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[8]	1,576,000		1,661,000
Liabilities:
Trading liabilities		34,000		18,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[4],[16]	2,000		2,000
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	142,000		222,000
Liabilities:
Trading liabilities		2,000		2,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	2,549,000		2,346,000
Liabilities:
Trading liabilities		1,255,000		754,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[4]	2,028,000		1,762,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		220,000		217,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]	9,000		2,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]	3,172,000		3,335,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[4]	3,021,000		3,204,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[4]	151,000		131,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	445,000		137,000
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[4],[17]	25,000		35,000
Liabilities:
Trading liabilities	[17]	0
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[4]	56,000		7,000
Liabilities:
Trading liabilities		13,000		2,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	3,016,000		2,541,000
Liabilities:
Derivative liabilities		3,561,000		3,048,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	15,686,000		12,306,000
Liabilities:
Derivative liabilities		14,476,000		11,523,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	296,000		240,000
Liabilities:
Derivative liabilities		402,000		282,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	5,709,000		4,330,000
Liabilities:
Derivative liabilities		5,292,000		4,148,000
Recurring [Member] | Level 2 [Member] | Other contracts [Member]
Assets:
Derivative assets	[5]	3,000		5,000
Liabilities:
Derivative liabilities		27,000		42,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[4],[18]	366,000		352,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[8],[9]	264,000		259,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[4]	403,000		621,000
Derivative assets	[5]	295,000		216,000
Netting	[5]
Subtotal, Assets		698,000		837,000
Loans and receivables	[6]	584,000		448,000
Collateralized agreements	[7]	16,000		15,000
Total Assets		1,654,000	[8],[9]	1,592,000
Liabilities:
Trading liabilities		1,000		1,000
Derivative liabilities		364,000		262,000
Netting
Subtotal, Liabilities		365,000		263,000
Short-term borrowings	[10]	43,000		36,000
Payables and deposits	[11],[12]	12,000		14,000
Collateralized financing	[7]
Long-term borrowings	[10],[13],[14]	452,000		477,000
Other liabilities	[15]	67,000		65,000
Total Liabilities		939,000		855,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[4],[8]	14,000		21,000
Liabilities:
Trading liabilities		0		1,000
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[4],[16]	146,000		103,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]			0
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	4,000		6,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[4]	104,000		181,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]	0		10,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[4]	10,000		48,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[4]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[4]	10,000		48,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[4]	82,000		207,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[4],[17]	34,000		42,000
Liabilities:
Trading liabilities	[17]	1
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[4]	9,000		3,000
Liabilities:
Trading liabilities				0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	37,000		17,000
Liabilities:
Derivative liabilities		10,000		16,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	119,000		100,000
Liabilities:
Derivative liabilities		135,000		94,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	98,000		63,000
Liabilities:
Derivative liabilities		154,000		99,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	35,000		33,000
Liabilities:
Derivative liabilities		57,000		46,000
Recurring [Member] | Level 3 [Member] | Other contracts [Member]
Assets:
Derivative assets	[5]	6,000		3,000
Liabilities:
Derivative liabilities		8,000		7,000
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[4],[18]	48,000		17,000
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[8],[9]	¥ 308,000		¥ 275,000

[1]	The amounts reported include derivatives used for non-trading purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2025 and March 31, 2026.
[2]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20 and ASC 815. As of March 31, 2025, Nomura offset a total of ¥1,740 billion of cash collateral receivables against net derivative liabilities and ¥2,090 billion of cash collateral payables against net derivative assets. As of March 31, 2026, Nomura offset a total of ¥2,035 billion of cash collateral receivables against net derivative liabilities and ¥2,416 billion of cash collateral payables against net derivative assets.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and March 31, 2026, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥73 billion and ¥104 billion, respectively. As of March 31, 2025 and March 31, 2026, the fair values of these investments which are included in Other assets were ¥3 billion and ¥15 billion, respectively.
[5]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[6]	Includes loans and receivables for which the fair value option has been elected.
[7]	Includes collateralized agreements or collateralized financing for which the FVO has been elected.
[8]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
[9]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025 and ¥97,173 million and ¥26,018 million, respectively, as of March 31, 2026.
[10]	Includes structured notes for which the FVO has been elected.
[11]	Includes deposits received at banks for which the FVO has been elected.
[12]	Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.
[13]	Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets
[14]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[15]	Includes loan commitments for which the FVO has been elected.
[16]	Private equity and debt investments include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
[17]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[18]	Includes non-trading debt securities for which the FVO has been elected and AFS debt securities.
[19]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.